Aptus January Buffer ETF (JANB)
Aptus April Buffer ETF (APRB)
Aptus July Buffer ETF (JULB)
Aptus October Buffer ETF (OCTB)

Listed on Cboe BZX Exchange, Inc.

PROSPECTUS

October 13, 2025,
as supplemented January 23, 2026

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The following information describes some of the risks associated with investing in each of the Funds listed on the cover page of this Prospectus (each, a “Fund” and, collectively, the “Funds”). Additional information about these and other risks related to the Funds can be found below in this Prospectus.
Each Fund uses a “structured outcome strategy” to seek to produce pre-determined target investment outcomes based upon the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). The pre-determined structured outcomes sought by the Funds, which include the buffer and cap discussed below, are based upon the share price performance of the Underlying ETF over a one-year period referred to with respect to a Fund as the “Investment Period.” The period from the commencement of a Fund’s operations (October 13, 2025) to the day preceding the Fund’s first full one-year Investment Period is referred to as the “Initial Investment Period.” For purposes of this Prospectus, all references to an Investment Period, other than its length in time, include a Fund’s Initial Investment Period. A Fund’s Initial Investment Period will be less than a full year. Following a Fund’s Initial Investment Period, each subsequent Investment Period will be a one-year period.
•A Fund will not terminate after the conclusion of the Investment Period. After the conclusion of an Investment Period with respect to a Fund, another will begin. There is no guarantee that the structured outcomes for an Investment Period will be realized.
•The structured outcomes may only be realized if you are holding shares on the first day of an Investment Period and continue to hold them on the last day of that Investment Period. If you purchase shares after an Investment Period has begun or sell shares prior to an Investment Period’s conclusion, you may experience investment returns very different from those that the Fund seeks to provide. If the Investment Period has begun and the Fund has increased in share price to a level near to the Cap (as defined below), an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Similarly, if the Investment Period has begun and the Fund has decreased in share price beyond the pre-determined Buffer (as described below), an investor purchasing shares at that price may not benefit from the Buffer. There is no guarantee that a Fund will successfully achieve its investment objective.
•The Fund seeks to shield its shareholders from the first 15% of losses experienced by the Underlying ETF during the Investment Period, i.e., provide limited downside protection (the “Buffer”) against Underlying ETF losses of 15% over each Investment Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders.
•Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve, before Fund fees and expenses, from an investment in a Fund for an Investment Period. Therefore, even though the Funds’ returns are based upon the share price performance of the Underlying ETF, if the Underlying ETF experiences returns for an Investment Period in excess of the Cap, you will not experience those excess gains. A Fund’s Cap may rise or fall from one Investment Period to the next, but the Underlying ETF and Buffer will remain the same for each Investment Period. There is no guarantee that a Fund’s Cap will remain the same upon the conclusion of its Investment Period.
•Each Fund only seeks to provide shareholders that hold shares for an entire Investment Period with a Buffer against a pre-determined percentage of Underlying ETF losses. You will bear all Underlying ETF losses beyond that pre-determined percentage as described below. While each Fund seeks to limit certain losses for shareholders who hold shares for the entire Investment Period, there is no guarantee it will successfully do so. The Buffer is not the equivalent of a floor on investment losses.
•The Funds’ website, www.aptusetfs.com, provides important information (including Investment Period start and end dates and each Fund’s Cap and Buffer), as well as information relating to the potential outcomes of an investment in a Fund on a daily basis. If you are contemplating purchasing shares, please visit the website. Investors considering purchasing shares after an Investment Period has begun or selling shares prior to the end of an Investment Period should visit the website to fully understand potential investment outcomes.
•Although each Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The returns that a Fund seeks to provide do not include the costs associated with purchasing shares of that Fund and certain expenses incurred by the Fund. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. The table on the following page provides considerations for determining whether an investment in a Fund is appropriate for you.

APTUS JANUARY BUFFER ETF SUMMARY
Investment Objective
The Aptus January Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.25%
1 Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the market price of the Underlying ETF. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.
The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the share price performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer, i.e., limited downside protection (the “Buffer”) against a certain percentage of Underlying ETF losses, and a cap, i.e., a pre-determined upside return cap percentage (the “Cap”), as set forth in the following table:

Investment Period Start	Investment Period End	Buffer (before Fund fees and expenses)	Buffer (after Fund fees and expenses)*	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)*
December 31	December 30	15%	14.25%	14.05%	13.30%
*    For this purpose, Fund fees and expenses consist of the Fund’s total expense ratio and net options trading costs, if any.
The Underlying ETF’s share price performance does not reflect returns, if any, associated with the Underlying ETF’s dividend payments. As such, the Fund does not seek to provide its shareholders with returns that reflect the inclusion of the Underlying ETF’s dividend payments, if any.

In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF’s share price appreciates over the Investment Period, the strategy is designed to provide upside participation that matches the share price performance of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by up to 15%, the strategy is designed to provide a flat return for the Fund (i.e., neither a gain nor a loss), before fees and expenses of the Fund. For example, if the Underlying ETF loses 10% in share price over the Investment Period, the strategy is designed for the Fund to have a flat return of 0%, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by more than 15%, the strategy is designed to protect the Fund from the first 15% of Underlying ETF losses, while experiencing losses greater than 15% on a one-to-one basis with the Underlying ETF, before fees and expenses of the Fund. For example, if the Underlying ETF loses 20% in share price over the Investment Period, the strategy is designed for the Fund to have losses of 5% (20% less the Buffer of 15%), before Fund fees and expenses. The Buffer is not the equivalent of a floor on investment losses.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the share price performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

SPY Price Return
Buffer ETF Payout
Profit or Loss
Buffer = Protection until the S&P 500 is Down 15%
Cap = Protection until the S&P 500 Hits the Cap
-15%
SPY Price
-50%
-15%
-35%
-50%

Market Scenarios over 12-Month Term (%)*

40
20
0
-20
-40
-60
-80
-100
-120
-100
-85
-50
-35
-30
-15
-15
0
15
12
30
12
100% Loss
Sharply Negative
Negative
Marginally Negative
Positive
Very Positive
S&P 500
Aptus Buffer ETF

*    The hypothetical cap level of 12% set forth in the above bar chart is for illustration purposes only. The Fund’s actual Cap, set forth in the table above, may be different and will change from Investment Period to Investment Period.
Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.aptusetfs.com/JANB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
The Fund is a continuous investment vehicle that will be perpetually offered. It does not terminate and distribute its assets at the conclusion of an Investment Period. Subsequent Investment Periods will begin on the first business day following the end of the prior Investment Period and will end on the approximate one-year anniversary of that new Investment Period. On the final business day of each Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.
Purchases During an Investment Period
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period.
Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s market price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period, before fees and expenses of the Fund.
Because the Underlying ETF’s market price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer
The Fund seeks to shield its shareholders from the first 15% of losses experienced by the Underlying ETF during the Investment Period, i.e., provide a Buffer, or limited downside protection, against Underlying ETF losses of 15% over each Investment Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.

If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in share price by an amount equal to or greater than 15% from the Fund’s share price on the first day of the Investment Period (the “Initial Fund Price”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Price, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in share price, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed.
Cap
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences share price gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the share price performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set at market close one business day prior to each Investment Period. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period. The information will also be available on the Fund’s website at www.aptusetfs.com/JANB.
The Cap is determined prior to taking into account annual operating expenses of the Fund, which are disclosed above under “Fees and Expenses of the Fund,” as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases and sells (writes) a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. If determined to be in the best interest of the Fund and its shareholders, the portfolio managers may set the Cap at a higher level by increasing the strike price of the sold FLEX Options, which may cause the Fund to incur additional trading costs.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in share price above its Initial Fund Price for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Price for the Investment Period before any subsequent losses are protected by the Buffer.
General Information about FLEX Options
FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
Upon conclusion of the Investment Period, the Fund will receive the net cash value of all the FLEX Options it held for the Investment Period. The Fund will use that net cash to invest in a new series of FLEX Options with an expiration date matching the last business day in the new Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment. An investor that holds Shares through multiple Investment Periods will be unable to recapture losses, if any, from prior Investment Periods because the Buffer resets for each new Investment Period and is established based on the then current price of the Underlying ETF. Accordingly, any losses experienced outside the prior Buffer will be locked in.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Cash Transaction Risk. The Fund may effect all or a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the share price of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the share price of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price return of the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the share price of the Underlying ETF and may not participate in a gain in the share price of the Underlying ETF up to the Cap for the investor’s investment period.

•Large-Capitalization Investing Risk. The Fund invests in FLEX Options that reference the market price of the Underlying ETF, which is comprised of the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio manager will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•No Operating History. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Code, the Fund does not expect to recognize any built-in gain in such appreciated property. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when it rebalances the portfolio and distributes appreciated portfolio positions. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund will likely be under-distributed with respect to its income or gains; potentially causing the Fund to fail to qualify as a RIC, subjecting the Fund to an excise tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/JANB.
Management
Investment Adviser
Aptus Capital Advisors, LLC serves as investment adviser to the Fund.
Portfolio Managers
Mark Callahan, Portfolio Manager and Head of Trading at the Adviser, has been a portfolio manager of the Fund since its inception.
John D. (“JD”) Gardner, CFA, Chief Investment Officer and Managing Member at the Adviser, has been a portfolio manager of the Fund since its inception.
Brad Rapking, CFA, Portfolio Manager and Analyst at the Adviser, has been portfolio manager of the Fund since its inception.
John Luke Tyner, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
David Wagner III, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.aptusetfs.com/JANB.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

APTUS APRIL BUFFER ETF SUMMARY
Investment Objective
The Aptus April Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.25%
1 Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategy
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the market price of the Underlying ETF. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.
The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the share price performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer, i.e., limited downside protection (the “Buffer”) against a certain percentage of Underlying ETF losses, and a cap, i.e., a pre-determined upside return cap percentage (the “Cap”), as set forth in the following table:

Investment Period Start*	Investment Period End*	Buffer (before Fund fees and expenses)	Buffer (after Fund fees and expenses)**	Cap (before Fund fees and expenses)*	Cap (after Fund fees and expenses)*, **
March 31	March 30	15%	14.38%	7.08%	6.46%
*The period from the commencement of the Fund’s operations (October 13, 2025) to the business day preceding the start of the Fund’s first full one-year Investment Period (March 30, 2026) is referred to as the “Initial Investment Period.” For purposes of this Prospectus, all references to an Investment Period, other than its length in time, include the Fund’s Initial Investment Period. Each Cap is calculated based on the Fund’s Initial Investment Period, which is less than a full year. Following the Fund’s Initial Investment Period, each subsequent Investment Period will be a twelve-month period from approximately March 31 to March 30 of the following year. If a scheduled Investment Period Start date or Investment

Period End date falls on a weekend or holiday, then the Investment Period Start date or Investment Period End date, as the case may be, will be the next succeeding business day.
**    For this purpose, Fund fees and expenses consist of the Fund’s total expense ratio and net options trading costs, if any.
The Underlying ETF’s share price performance does not reflect returns, if any, associated with the Underlying ETF’s dividend payments. As such, the Fund does not seek to provide its shareholders with returns that reflect the inclusion of the Underlying ETF’s dividend payments, if any.
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF’s share price appreciates over the Investment Period, the strategy is designed to provide upside participation that matches the share price performance of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by up to 15%, the strategy is designed to provide a flat return for the Fund (i.e., neither a gain nor a loss), before fees and expenses of the Fund. For example, if the Underlying ETF loses 10% in share price over the Investment Period, the strategy is designed for the Fund to have a flat return of 0%, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by more than 15%, the strategy is designed to protect the Fund from the first 15% of Underlying ETF losses, while experiencing losses greater than 15% on a one-to-one basis with the Underlying ETF, before fees and expenses of the Fund. For example, if the Underlying ETF loses 20% in share price over the Investment Period, the strategy is designed for the Fund to have losses of 5% (20% less the Buffer of 15%), before Fund fees and expenses. The Buffer is not the equivalent of a floor on investment losses.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the share price performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Market Scenarios over 12-Month Term (%)*
*    The hypothetical cap level of 12% set forth in the above bar chart is for illustration purposes only. The Fund’s actual Cap, set forth in the table above, may be different and will change from Investment Period to Investment Period.
Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.aptusetfs.com/APRB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
The Fund is a continuous investment vehicle that will be perpetually offered. It does not terminate and distribute its assets at the conclusion of an Investment Period. Subsequent Investment Periods will begin on the first business day following the end of the prior Investment Period and will end on the approximate one-year anniversary of that new Investment Period. On the final business day of each Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.
Purchases During an Investment Period
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period.
Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s market price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period, before fees and expenses of the Fund.
Because the Underlying ETF’s market price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer
The Fund seeks to shield its shareholders from the first 15% of losses experienced by the Underlying ETF during the Investment Period, i.e., provide a Buffer, or limited downside protection, against Underlying ETF losses of 15% over each Investment Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.

If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in share price by an amount equal to or greater than 15% from the Fund’s share price on the first day of the Investment Period (the “Initial Fund Price”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Price, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in share price, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed.
Cap
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences share price gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the share price performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set at market close one business day prior to each Investment Period. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period. The information will also be available on the Fund’s website at www.aptusetfs.com/APRB.
The Cap is determined prior to taking into account annual operating expenses of the Fund, which are disclosed above under “Fees and Expenses of the Fund,” as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases and sells (writes) a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. If determined to be in the best interest of the Fund and its shareholders, the portfolio managers may set the Cap at a higher level by increasing the strike price of the sold FLEX Options, which may cause the Fund to incur additional trading costs.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in share price above its Initial Fund Price for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Price for the Investment Period before any subsequent losses are protected by the Buffer.
General Information about FLEX Options
FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
Upon conclusion of the Investment Period, the Fund will receive the net cash value of all the FLEX Options it held for the Investment Period. The Fund will use that net cash to invest in a new series of FLEX Options with an expiration date matching the last business day in the new Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment. An investor that holds Shares through multiple Investment Periods will be unable to recapture losses, if any, from prior Investment Periods because the Buffer resets for each new Investment Period and is established based on the then current price of the Underlying ETF. Accordingly, any losses experienced outside the prior Buffer will be locked in.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Cash Transaction Risk. The Fund may effect all or a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the share price of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the share price of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price return of the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.

•Large-Capitalization Investing Risk. The Fund invests in FLEX Options that reference the market price of the Underlying ETF, which is comprised of the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio manager will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•No Operating History. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Code, the Fund does not expect to recognize any built-in gain in such appreciated property. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when it rebalances the portfolio and distributes appreciated portfolio positions. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund will likely be under-distributed with respect to its income or gains; potentially causing the Fund to fail to qualify as a RIC, subjecting the Fund to an excise tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/APRB.
Management
Investment Adviser
Aptus Capital Advisors, LLC serves as investment adviser to the Fund.
Portfolio Managers
Mark Callahan, Portfolio Manager and Head of Trading at the Adviser, has been a portfolio manager of the Fund since its inception.
John D. (“JD”) Gardner, CFA, Chief Investment Officer and Managing Member at the Adviser, has been a portfolio manager of the Fund since its inception.
Brad Rapking, CFA, Portfolio Manager and Analyst at the Adviser, has been portfolio manager of the Fund since its inception.
John Luke Tyner, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
David Wagner III, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.aptusetfs.com/APRB.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

APTUS JULY BUFFER ETF SUMMARY
Investment Objective
The Aptus July Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.25%
1 Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the market price of the Underlying ETF. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.
The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the share price performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer, i.e., limited downside protection (the “Buffer”) against a certain percentage of Underlying ETF losses, and a cap, i.e., a pre-determined upside return cap percentage (the “Cap”), as set forth in the following table:

Investment Period Start*	Investment Period End*	Buffer (before Fund fees and expenses)	Buffer (after Fund fees and expenses)**	Cap (before Fund fees and expenses)*	Cap (after Fund fees and expenses)*, **
June 30	June 29	15%	14.32%	10.43%	9.75%
*The period from the commencement of the Fund’s operations (October 13, 2025) to the business day preceding the start of the Fund’s first full one-year Investment Period (June 29, 2026) is referred to as the “Initial Investment Period.” For purposes of this Prospectus, all references to an Investment Period, other than its length in time, include the Fund’s Initial Investment Period. Each Cap is calculated based on the Fund’s Initial Investment Period, which is less than a full year. Following the Fund’s Initial Investment Period, each subsequent Investment Period will be a twelve-month period from approximately June 30 to June 29 of the following year. If a scheduled Investment Period Start date or Investment

Period End date falls on a weekend or holiday, then the Investment Period Start date or Investment Period End date, as the case may be, will be the next succeeding business day.
**    For this purpose, Fund fees and expenses consist of the Fund’s total expense ratio and net options trading costs, if any.
The Underlying ETF’s share price performance does not reflect returns, if any, associated with the Underlying ETF’s dividend payments. As such, the Fund does not seek to provide its shareholders with returns that reflect the inclusion of the Underlying ETF’s dividend payments, if any.
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF’s share price appreciates over the Investment Period, the strategy is designed to provide upside participation that matches the share price performance of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by up to 15%, the strategy is designed to provide a flat return for the Fund (i.e., neither a gain nor a loss), before fees and expenses of the Fund. For example, if the Underlying ETF loses 10% in share price over the Investment Period, the strategy is designed for the Fund to have a flat return of 0%, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by more than 15%, the strategy is designed to protect the Fund from the first 15% of Underlying ETF losses, while experiencing losses greater than 15% on a one-to-one basis with the Underlying ETF, before fees and expenses of the Fund. For example, if the Underlying ETF loses 20% in share price over the Investment Period, the strategy is designed for the Fund to have losses of 5% (20% less the Buffer of 15%), before Fund fees and expenses. The Buffer is not the equivalent of a floor on investment losses.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Market Scenarios over 12-Month Term (%)*
*    The hypothetical cap level of 12% set forth in the above bar chart is for illustration purposes only. The Fund’s actual Cap, set forth in the table above, may be different and will change from Investment Period to Investment Period.
Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.aptusetfs.com/JULB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
The Fund is a continuous investment vehicle that will be perpetually offered. It does not terminate and distribute its assets at the conclusion of an Investment Period. Subsequent Investment Periods will begin on the first business day following the end of the prior Investment Period and will end on the approximate one-year anniversary of that new Investment Period. On the final business day of each Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.
Purchases During an Investment Period
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period.
Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s market price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period, before fees and expenses of the Fund.
Because the Underlying ETF’s market price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer
The Fund seeks to shield its shareholders from the first 15% of losses experienced by the Underlying ETF during the Investment Period, i.e., provide a Buffer, or limited downside protection, against Underlying ETF losses of 15% over each Investment Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.

If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in share price by an amount equal to or greater than 15% from the Fund’s share price on the first day of the Investment Period (the “Initial Fund Price”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Price, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in share price, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed.
Cap
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences share price gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the share price performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set at market close one business day prior to of each Investment Period. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period. The information will also be available on the Fund’s website at www.aptusetfs.com/JULB.
The Cap is determined prior to taking into account annual operating expenses of the Fund, which are disclosed above under “Fees and Expenses of the Fund,” as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases and sells (writes) a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. If determined to be in the best interest of the Fund and its shareholders, the portfolio managers may set the Cap at a higher level by increasing the strike price of the sold FLEX Options, which may cause the Fund to incur additional trading costs.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in share price above its Initial Fund Price for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Price for the Investment Period before any subsequent losses are protected by the Buffer.
General Information about FLEX Options
FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
Upon conclusion of the Investment Period, the Fund will receive the net cash value of all the FLEX Options it held for the Investment Period. The Fund will use that net cash to invest in a new series of FLEX Options with an expiration date matching the last business day in the new Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment. An investor that holds Shares through multiple Investment Periods will be unable to recapture losses, if any, from prior Investment Periods because the Buffer resets for each new Investment Period and is established based on the then current price of the Underlying ETF. Accordingly, any losses experienced outside the prior Buffer will be locked in.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Cash Transaction Risk. The Fund may effect all or a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the share price of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the share price of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price return of the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.

•Large-Capitalization Investing Risk. The Fund invests in FLEX Options that reference the market price of the Underlying ETF, which is comprised of the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio manager will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•No Operating History. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Code, the Fund does not expect to recognize any built-in gain in such appreciated property. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when it rebalances the portfolio and distributes appreciated portfolio positions. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund will likely be under-distributed with respect to its income or gains; potentially causing the Fund to fail to qualify as a RIC, subjecting the Fund to an excise tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/JULB.
Management
Investment Adviser
Aptus Capital Advisors, LLC serves as investment adviser to the Fund.
Portfolio Managers
Mark Callahan, Portfolio Manager and Head of Trading at the Adviser, has been a portfolio manager of the Fund since its inception.
John D. (“JD”) Gardner, CFA, Chief Investment Officer and Managing Member at the Adviser, has been a portfolio manager of the Fund since its inception.
Brad Rapking, CFA, Portfolio Manager and Analyst at the Adviser, has been portfolio manager of the Fund since its inception.
John Luke Tyner, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
David Wagner III, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.aptusetfs.com/JULB.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

APTUS OCTOBER BUFFER ETF SUMMARY
Investment Objective
The Aptus October Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.
Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.00%
Total Annual Fund Operating Expenses	0.25%
1 Estimated for the current fiscal year.
Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$26	$80
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the market price of the Underlying ETF. Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand these characteristics before making an investment in the Fund.
The Fund uses FLEX Options to employ a “structured outcome strategy.” Structured outcome strategies seek to produce pre-determined target investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund are intended to reflect the share price performance of the Underlying ETF over an approximate one-year period (the “Investment Period”), subject to a buffer, i.e., limited downside protection (the “Buffer”) against a certain percentage of Underlying ETF losses, and a cap, i.e., a pre-determined upside return cap percentage (the “Cap”), as set forth in the following table:

Investment Period Start*	Investment Period End*	Buffer (before Fund fees and expenses)	Buffer (after Fund fees and expenses)**	Cap (before Fund fees and expenses)*	Cap (after Fund fees and expenses)*, **
September 30	September 29	15%	14.26%	13.75%	13.01%
*The period from the commencement of the Fund’s operations (October 13, 2025) to the business day preceding the start of the Fund’s first full one-year Investment Period (September 29, 2026) is referred to as the “Initial Investment Period.” For purposes of this Prospectus, all references to an Investment Period, other than its length in time, include the Fund’s Initial Investment Period. Each Cap is calculated based on the Fund’s Initial Investment Period, which is less than a full year. Following the Fund’s Initial Investment Period, each subsequent Investment Period will be a twelve-month period from approximately September 30 to September 29 of the following year. If a scheduled Investment Period Start date or

Investment Period End date falls on a weekend or holiday, then the Investment Period Start date or Investment Period End date, as the case may be, will be the next succeeding business day.
**    For this purpose, Fund fees and expenses consist of the Fund’s total expense ratio and net options trading costs, if any.
The Underlying ETF’s share price performance does not reflect returns, if any, associated with the Underlying ETF’s dividend payments. As such, the Fund does not seek to provide its shareholders with returns that reflect the inclusion of the Underlying ETF’s dividend payments, if any.
In general, the structured outcomes the Fund seeks for investors that hold Fund shares for an entire Investment Period are as follows, though there can be no guarantee these results will be achieved:
•If the Underlying ETF’s share price appreciates over the Investment Period, the strategy is designed to provide upside participation that matches the share price performance of the Underlying ETF, up to the Cap that is determined at the start of the Investment Period, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by up to 15%, the strategy is designed to provide a flat return for the Fund (i.e., neither a gain nor a loss), before fees and expenses of the Fund. For example, if the Underlying ETF loses 10% in share price over the Investment Period, the strategy is designed for the Fund to have a flat return of 0%, before fees and expenses of the Fund.
•If the Underlying ETF’s share price declines over the Investment Period by more than 15%, the strategy is designed to protect the Fund from the first 15% of Underlying ETF losses, while experiencing losses greater than 15% on a one-to-one basis with the Underlying ETF, before fees and expenses of the Fund. For example, if the Underlying ETF loses 20% in share price over the Investment Period, the strategy is designed for the Fund to have losses of 5% (20% less the Buffer of 15%), before Fund fees and expenses. The Buffer is not the equivalent of a floor on investment losses.
The following charts illustrate the hypothetical returns that the FLEX Options seek to provide with respect to the performance of the Underlying ETF in certain illustrative scenarios over the course of the Investment Period. These charts do not take into account payment by the Fund of fees and expenses. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Investment Period.

Market Scenarios over 12-Month Term (%)*
*    The hypothetical cap level of 12% set forth in the above bar chart is for illustration purposes only. The Fund’s actual Cap, set forth in the table above, may be different and will change from Investment Period to Investment Period.
Investors purchasing Shares during an Investment Period will experience different results. The Fund’s website, www.aptusetfs.com/OCTB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, including the Fund’s position relative to the Cap and Buffer. Before purchasing Shares, an investor should visit the Fund’s website to review this information and understand the possible outcomes of an investment in Shares on a particular day.
The Fund is a continuous investment vehicle that will be perpetually offered. It does not terminate and distribute its assets at the conclusion of an Investment Period. Subsequent Investment Periods will begin on the first business day following the end of the prior Investment Period and will end on the approximate one-year anniversary of that new Investment Period. On the final business day of each Investment Period, the Fund resets by investing in a new set of FLEX Options that will provide a new Cap for the new Investment Period. This means that the Cap will change for each Investment Period based upon prevailing market conditions at the beginning of each Investment Period. The Cap and Buffer, and the Fund’s position relative to each, should be considered before investing in the Fund.
Purchases During an Investment Period
An investor that purchases Shares other than on the first day of an Investment Period and/or sells Shares prior to the end of an Investment Period may experience results that are very different from the outcomes sought by the Fund for that Investment Period.
Both the Cap and Buffer are fixed levels that are calculated in relation to the Underlying ETF’s market price and the Fund’s net asset value (“NAV”) at the start of an Investment Period. While the Cap and Buffer reference the performance of the Underlying ETF over the Investment Period, the Fund expects its NAV to experience the same general price movement, Cap, and Buffer as a percentage gain or loss by the Underlying ETF over the Investment Period, before fees and expenses of the Fund.
Because the Underlying ETF’s market price and the Fund’s NAV change over the Investment Period, an investor acquiring Shares after the start of the Investment Period will likely have a different return potential than an investor who purchased Shares at the start of the Investment Period. This is because, while the Cap and Buffer for the Investment Period are fixed levels that remain constant throughout the Investment Period, an investor purchasing Shares at market value during the Investment Period likely purchased Shares at a price that is different from the Fund’s NAV at the start of the Investment Period (i.e., the NAV that the Cap and Buffer reference). In addition, the price of the Underlying ETF during the Investment Period is likely to be different from the price of the Underlying ETF at the start of the Investment Period. To achieve the structured outcomes sought by the Fund for an Investment Period, an investor must hold Shares for that entire Investment Period.
Buffer
The Fund seeks to shield its shareholders from the first 15% of losses experienced by the Underlying ETF during the Investment Period, i.e., provide a Buffer, or limited downside protection, against Underlying ETF losses of 15% over each Investment Period. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience subsequent losses on a one-to-one basis. The Buffer is before taking into account the fees and expenses of the Fund charged to shareholders. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.

If an investor is considering purchasing Shares during the Investment Period and the Fund has already decreased in share price by an amount equal to or greater than 15% from the Fund’s share price on the first day of the Investment Period (the “Initial Fund Price”), an investor purchasing Shares at that price will have increased gains available prior to reaching the Cap but may not benefit from the Buffer that the Fund seeks to offer for the remainder of the Investment Period. The Cap and Buffer relative to the Initial Fund Price, however, will not change over the Investment Period.
Conversely, if an investor is considering purchasing Shares during the Investment Period and the Fund has already increased in share price, an investor purchasing Shares at that price may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed.
Cap
The returns of the Fund are subject to the Cap set forth in the above table for the Investment Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Investment Period. In the event the Underlying ETF experiences gains over an Investment Period, the Fund seeks to provide investment returns that match the percentage increase of the Underlying ETF’s share price, but any percentage gains over the amount of the Cap will not be experienced by the Fund. This means that, if the Underlying ETF experiences share price gains for an Investment Period in excess of the Cap for that Investment Period, the Fund will not benefit from those excess gains. Therefore, regardless of the share price performance of the Underlying ETF, the Cap is the maximum return an investor can achieve from an investment in the Fund for that Investment Period.
The Cap is set at market close one business day prior to each Investment Period. The defined Cap applicable to an Investment Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. Following the close of business on the last day of the Investment Period, the Fund will supplement its prospectus by filing and mailing to shareholders a notice disclosing the Fund’s Cap for the next Investment Period. The information will also be available on the Fund’s website at www.aptusetfs.com/OCTB.
The Cap is determined prior to taking into account annual operating expenses of the Fund, which are disclosed above under “Fees and Expenses of the Fund,” as well as brokerage commissions, trading fees, taxes, and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory, or tax expenses.
The Cap level is a result of the design of the Fund’s principal investment strategy. To provide the Buffer, the Fund purchases and sells (writes) a series of put and call FLEX Options on the first day of an Investment Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The portfolio managers will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the Buffer and will then go into the market and sell call options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The Cap is the strike price of those sold FLEX Options. If determined to be in the best interest of the Fund and its shareholders, the portfolio managers may set the Cap at a higher level by increasing the strike price of the sold FLEX Options, which may cause the Fund to incur additional trading costs.
The Cap, and the Fund’s position relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Shares during an Investment Period, and the Fund has already increased in share price above its Initial Fund Price for that Investment Period to a level near to the Cap, an investor purchasing Shares will have limited to no gain potential for the remainder of the Investment Period. However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Shares and the Initial Fund Price for the Investment Period before any subsequent losses are protected by the Buffer.
General Information about FLEX Options
FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. The Underlying ETF uses a full replication strategy, meaning it invests in all of the component securities of the S&P 500® Index in the same approximate proportions as in the S&P 500® Index.
The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European-style options, which are exercisable at the strike price only on the FLEX Option expiration date.
The Fund will generally, under normal conditions, hold four kinds of FLEX Options for each Investment Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF) and a put option (giving the Fund the right to deliver shares of the Underlying ETF), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF) and a put option (giving the Fund the obligation to receive shares of the Underlying ETF). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. Each of the FLEX Options purchased and sold throughout the Investment Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Investment Period.
Upon conclusion of the Investment Period, the Fund will receive the net cash value of all the FLEX Options it held for the Investment Period. The Fund will use that net cash to invest in a new series of FLEX Options with an expiration date matching the last business day in the new Investment Period.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”
•Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. The Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. The Fund might not achieve its objective in certain circumstances. The Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment. An investor that holds Shares through multiple Investment Periods will be unable to recapture losses, if any, from prior Investment Periods because the Buffer resets for each new Investment Period and is established based on the then current price of the Underlying ETF. Accordingly, any losses experienced outside the prior Buffer will be locked in.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the Cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
•Capped Upside Risk. The Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little or no ability for that investor to experience an investment gain on their Shares.
•Cash Transaction Risk. The Fund may effect all or a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.
•Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

•ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Shares of the Fund will be bought and sold in the secondary market at market prices.
◦Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.
•FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the share price of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the share price of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. The trading in FLEX Options may be less deep and liquid than the market for certain other securities. FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.
•FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
•Investment Period Risk. The Fund’s investment strategy is designed to deliver returns that match the share price return of the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in Shares may not be buffered against a decline in the value of the Underlying ETF and may not participate in a gain in the value of the Underlying ETF up to the Cap for the investor’s investment period.

•Large-Capitalization Investing Risk. The Fund invests in FLEX Options that reference the market price of the Underlying ETF, which is comprised of the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
•Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio manager will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•No Operating History. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.
Similar to other ETFs, when the Fund disposes of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Code, the Fund does not expect to recognize any built-in gain in such appreciated property. The Fund has not received an opinion of counsel or guidance from the Internal Revenue Service (“IRS”) regarding whether Section 852(b)(6) will be available when it rebalances the portfolio and distributes appreciated portfolio positions. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund will likely be under-distributed with respect to its income or gains; potentially causing the Fund to fail to qualify as a RIC, subjecting the Fund to an excise tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
•Underlying ETF Risk. The Fund invests in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
Performance
Performance information for the Fund is not included because the Fund had not yet commenced operations as of the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.aptusetfs.com/OCTB.
Management
Investment Adviser
Aptus Capital Advisors, LLC serves as investment adviser to the Fund.
Portfolio Managers
Mark Callahan, Portfolio Manager and Head of Trading at the Adviser, has been a portfolio manager of the Fund since its inception.
John D. (“JD”) Gardner, CFA, Chief Investment Officer and Managing Member at the Adviser, has been a portfolio manager of the Fund since its inception.
Brad Rapking, CFA, Portfolio Manager and Analyst at the Adviser, has been portfolio manager of the Fund since its inception.
John Luke Tyner, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
David Wagner III, CFA, Portfolio Manager and Analyst at the Adviser, has been a portfolio manager of the Fund since its inception.
Purchase and Sale of Shares
Shares are listed on the Exchange, and individual Shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.aptusetfs.com/OCTB.
Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an IRA or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Investment Objective. Each Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.
General Information about FLEX Options
Each Fund invests substantially all of its assets in FLEX Options. For each Investment Period, the applicable Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the Funds’ Statement of Additional Information. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.
The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees.
Additional Information about the Principal Risks of Investing in the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in each of the Fund Summaries. Each of the factors below could have a negative impact on a Fund’s performance and trading prices. As in each Fund Summary above, the principal risks below are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk described below is considered a “principal risk” of investing in the applicable Fund, regardless of the order in which it appears.
•Buffered Loss Risk. There can be no guarantee that a Fund will be successful in its strategy to buffer against Underlying ETF losses. Despite the intended Buffer, a shareholder could lose their entire investment. A Fund’s strategy seeks to deliver returns that match the share price performance of the Underlying ETF (up to the Cap), while limiting downside losses, if Shares are bought on the day on which such Fund enters into the FLEX Options and held until those FLEX Options expire at the end of each Investment Period. In the event an investor purchases Shares after the date on which the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that a Fund seeks to provide may not be available and the investor may not get the full benefit of the Buffer. A Fund might not achieve its objective in certain circumstances. A Fund does not provide principal protection and an investor may experience significant losses on its investment, including loss of its entire investment. An investor that holds Shares through multiple Investment Periods will be unable to recapture losses, if any, from prior Investment Periods because the Buffer resets for each new Investment Period and is established based on the then current price of the Underlying ETF. Accordingly, any losses experienced outside the prior Buffer will be locked in.
•Cap Change Risk. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Investment Period to the next and is unlikely to remain the same for consecutive Investment Periods. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period.
•Capped Upside Risk. Each Fund’s strategy seeks to provide returns that match those of the share price performance of the Underlying ETF for Shares purchased on the first day of an Investment Period and held for the entire Investment Period, subject to a pre-determined upside Cap. If an investor does not hold its Shares for an entire Investment Period, the returns realized by that investor may not match those the Fund seeks to achieve. If the Underlying ETF experiences gains during an Investment Period, the Fund will not participate in those gains beyond the Cap. A new Cap is established at the beginning of each Investment Period and is dependent on prevailing market conditions. The Cap may rise or fall from one Investment Period to the next. Unlike the Cap, the Buffer and the Underlying ETF will remain the same for each Investment Period. In the event an investor purchases Shares after the first day of an Investment Period and the Fund has risen in share price to a level near to the Cap, there may be little ability for that investor to experience an investment gain on their Shares, however, the investor will remain vulnerable to downside risks. If an investor purchases Shares after the first day of an Investment Period when the price exceeds the Cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The return of the Fund may represent a return that is worse than the performance of the Underlying ETF, including as a result of its returns being subject to a Cap.
•Cash Transaction Risk. The Fund may effect all or a portion of its creations and redemptions for cash, rather than in-kind securities. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.
•Counterparty Risk. If a Fund enters into an investment or transaction that depends on the performance of another party, the Fund becomes subject to the credit risk of that counterparty. The Fund's ability to profit from these types of investments and transactions depends on the willingness and ability of the counterparty to perform its obligations. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, resulting in a loss to the Fund. A Fund may experience significant delays in obtaining any recovery in an insolvency, bankruptcy, or other reorganization proceeding involving a counterparty (including recovery of any collateral posted by it) and may obtain only a limited recovery or may obtain no recovery in such circumstances. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty. Under applicable law or contractual provisions, including if the Fund enters into an investment or transaction with a financial institution and such financial institution (or an affiliate of the financial institution) experiences financial difficulties, then the Fund may in certain situations be prevented or delayed from exercising its rights to terminate the investment or transaction, or to realize on any collateral and may result in the suspension of payment and delivery obligations of the parties under such investment or transactions or in another institution being substituted for that financial institution without the consent of the Fund. Further, the Fund may be subject to “bail-in” risk under applicable law whereby, if required by the financial institution's authority, the financial institution's liabilities could be written down, eliminated or converted into equity or an alternative instrument of ownership. A bail-in of a financial institution may result in a reduction in value of some or all of securities and, if the Fund holds such securities or has entered into a transaction with such a financial security when a bail-in occurs, the Fund may also be similarly impacted.
•ETF Risks. Each Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:
◦APs, Market Makers, and Liquidity Providers Concentration Risk. The Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of a Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares of a Fund. Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares of a Fund. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares of a Fund (the “bid” price) and the price at which an investor is willing to sell shares of a Fund (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares of a Fund based on trading volume and market liquidity, and is generally lower if shares of a Fund have more trading volume and market liquidity and higher if shares of a Fund have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of shares of a Fund may significantly reduce investment results and an investment in shares of a Fund may not be advisable for investors who anticipate regularly making small investments.
◦Shares of a Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of a Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will approximate a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of a Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although shares of a Fund are listed for trading on its applicable Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than its applicable Exchange, there can be no assurance that an active trading market for such shares of the Fund will develop or be maintained. Trading in shares of a Fund may be halted due to market conditions or for reasons that, in the view of its applicable Exchange, make trading in shares of such Fund inadvisable. In addition, trading in shares of a Fund on its applicable Exchange is subject to trading halts caused by extraordinary market volatility pursuant each Exchange’s “circuit breaker” rules, which temporarily halt trading on such Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to each Exchange may halt trading in shares of a Fund when extraordinary volatility causes sudden, significant swings in the market price of shares of such Fund. There can be no assurance that shares of a Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of a Fund may begin to mirror the liquidity of a Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of such Fund.
•FLEX Options Correlation Risk. The FLEX Options held by a Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the share price of the Underlying ETF. Factors that may influence the value of the FLEX Options, other than changes in the share price of the Underlying ETF, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options, and changing volatility levels of the Underlying ETF, among others.
•FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in the FLEX Options may be less deep and liquid than certain other securities such as standardized options. The FLEX Options may be less liquid than certain non-customized options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and a Fund’s shares and result in such Fund being unable to achieve its investment objective.
•FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of that Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Under those circumstances, the value of the FLEX Options will require more reliance on the investment adviser’s judgment than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value paid for shares of the Fund.
•Investment Period Risk. Each Fund’s investment strategy is designed to deliver returns that match the Underlying ETF if Shares are bought on the day on which the Fund enters into the FLEX Options (i.e., the first day of an Investment Period) and held until those FLEX Options expire at the end of the Investment Period. In the event an investor purchases Shares after the first day of an Investment Period or sells Shares prior to the expiration of the Investment Period, the value of that investor’s investment in such Shares may not be buffered against a decline in the share price of the Underlying ETF and may not participate in a gain in the share price of the Underlying ETF up to the cap for the investor’s investment period.
•Large-Capitalization Investing Risk. Each Fund invests in FLEX Options that reference the market price of the Underlying ETF, which is comprised of the securities of large-capitalization companies. As a result, each Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•Management Risk. The Funds are subject to management risk because they are an actively managed portfolios. In managing a Fund’s investment portfolio, the portfolio manager will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that a Fund will meet its investment objective(s), meet relevant benchmarks or perform as well as other funds with similar objectives.
•Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•No Operating History. Each Fund is a recently organized management investment company with no operating history. As a result, prospective investors have no track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.

•Non-Diversification Risk. Each Fund is considered to be non-diversified. This means that a Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified Fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
•Sector Risk. To the extent the Underlying ETF invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Underlying ETF may invest a significant portion of its assets in the following sector and, therefore, the performance of the Fund, which invests substantially in FLEX Options that reference the market price of the Underlying ETF, could be negatively impacted by events affecting this sector.
◦Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Special Tax Risk Each Fund intends to qualify as a RIC; however, the federal income tax treatment of certain aspects of the proposed operations of the Funds are not entirely clear. This includes the tax aspects of the Funds’ options strategy, the hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, a Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short term or long term capital gains or losses depending on the holding period. In the event that a shareholder purchases shares of a Fund shortly before a distribution by such Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Similar to other ETFs, when the Fund dis poses of appreciated property by distributing such appreciated property in-kind pursuant to redemption requests of AP shareholders under Section 852(b)(6) of the Code, the Fund does not expect to recognize any built-in gain in such appreciated property. The Fund has not received an opinion of counsel or guidance from the IRS regarding whether Section 852(b)(6) will be available when it rebalances the portfolio and distributes appreciated portfolio positions. If the IRS or a court were to disagree with the Fund’s position as to the applicability of this nonrecognition rule to the Fund’s dispositions, the Fund will likely be under-distributed with respect to its income or gains; potentially causing the Fund to fail to qualify as a RIC, subjecting the Fund to an excise tax, and potentially causing the character of the amounts reported to shareholders to be incorrect. If, for any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to regular corporate U.S. federal income tax, and distributions received by its shareholders would be subject to further U.S. federal income tax. Alternatively, the Fund may be required to pay a deficiency dividend (without having received additional cash) and applicable interest, and such dividend would be paid to the then current shareholders of the Fund. Failure to comply with the requirements for qualification as a RIC would have significant negative economic consequences to the Fund’s shareholders.
•Underlying ETF Risk. Each Fund invests, directly or indirectly, in FLEX Options that reference an ETF, which subjects the Fund to certain of the risks of owning shares of an ETF, as well as the types of instruments in which the Underlying ETF invests. The value of an ETF will fluctuate over time based on fluctuations in the values of the securities held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, ETFs are subject to authorized participant concentration risk, market maker risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETF and, in turn, the value of the Fund’s shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses, and other factors.
PORTFOLIO HOLDINGS INFORMATION
Information about the Funds’ daily portfolio holdings is available at www.aptusetfs.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).

MANAGEMENT
Investment Adviser
Aptus serves as the Funds’ investment adviser and has overall responsibility for the general management and administration of the Funds. Aptus is a registered investment adviser with offices located at 314 Magnolia Avenue, Fairhope, Alabama 36532. Aptus provides investment advisory services to separately managed accounts, as well as the Funds. Aptus also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate.
For the services it provides to the Funds, each Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate based on the applicable Fund’s average daily net assets as set forth in the table below.

Name of Fund	Management Fee
Aptus January Buffer ETF (JANB)	0.25%
Aptus April Buffer ETF (APRB)	0.25%
Aptus July Buffer ETF (JULB)	0.25%
Aptus October Buffer ETF (OCTB)	0.25%
A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ Advisory Agreement is available in the Funds’ Semi-Annual Financial Statements dated October 31, 2025 that were filed as part of the Fund’s first Form N‑CSRS.
Portfolio Managers
Each Fund is jointly and primarily managed by Messrs. Callahan, Gardner, Rapking, Tyner, and Wagner.
Mark Callahan is a Portfolio Manager and the Head of Trading at Aptus and has been with Aptus since 2019. In his role as Portfolio Manager, Mr. Callahan has been focused on derivative management, timing, hedging, and trading. Prior to joining Aptus, Mr. Callahan enjoyed a nearly 12-year career on the Sell-Side as an Institutional Equity and Derivatives Trader, as well as a Transition Manager. Mr. Callahan holds a BBA in Finance from the University of Oklahoma, and a MSc. of Real Estate from the University of Texas at Arlington.
JD Gardner, CFA, CMT, is the Managing Member and Chief Investment Officer at Aptus and has been with Aptus since founding the firm in 2013. Prior to Aptus, Mr. Gardner was a research analyst at Cornerstone Investment Management and an Associated Person for a commodity trading advisor. Mr. Gardner previously held roles in wealth and asset management for UBS and Morgan Stanley.
Brad Rapking, CFA, is a Portfolio Manager and Analyst at Aptus and joined the firm in 2020. In his role as Portfolio Manager, Mr. Rapking is focused on portfolio construction, fundamental research, idea generation and buy/sell decisions. Mr. Rapking graduated from Xavier University in 2015 with a BSBA in Finance. Mr. Rapking is a CFA Charterholder and a member of the CFA Institute and CFA Society of Alabama. Prior to joining Aptus, Mr. Rapking was an Equity Analyst for the Driehaus Capital Value Equities team responsible for fundamental research and idea generation in the Small Cap Value, Micro Cap Value, and International Small Cap Value strategies. Mr. Rapking has more than five years of experience in institutional equity research, trading and operations.
John Luke Tyner, CFA, is a Portfolio Manager and Analyst at Aptus and he has been with Aptus since 2019. In his role as Portfolio Manager, Mr. Tyner has been focused on custom research. In addition, he also builds and maintains asset allocation models for individual investors in separately managed accounts. Mr. Tyner is CFA Charterholder. Prior to joining Aptus, Mr. Tyner worked in Industrial Sales at Duncan-Williams, Inc. since 2015. He earned a B.A. in Accounting from the University of Memphis and was a member of the golf team.
David Wagner III, CFA, is a Portfolio Manager and Analyst at Aptus and joined the firm in 2020. In his role as Portfolio Manager, he is responsible for portfolio construction, risk management, and buy/sell decisions. Additionally, he is responsible for implementation of the investment philosophy and idea generation, as well as the evaluation of macro-level trends and the market environment. Mr. Wagner began his career at Opus Capital Management in 2013 as an equity research analyst. He was most recently employed by Driehaus Capital Management as an Assistant Portfolio Manager where he was responsible for conducting research and analysis for various small and microcap strategies. Mr. Wagner is a CFA Charterholder and a member of the CFA Society of Cincinnati. He earned his BS in Accounting and BBA in Finance from the University of Kentucky. He also earned his MBA specialized in Finance from Xavier University in Cincinnati, Ohio.
The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of Shares.

HOW TO BUY AND SELL SHARES
Each Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be a member or participant of a clearing agency registered with the SEC and must execute a Participant Agreement that has been agreed to by the Distributor (defined below), and that has been accepted by a Fund’s transfer agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.
Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Shares
The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with a Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by a Fund in effecting trades. In addition, the Funds and the Adviser reserve the right to reject any purchase order at any time.
Determination of Net Asset Value (NAV)
Each Fund’s NAV is calculated as of the scheduled close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern time, each day the NYSE is open for business. The NAV for each Fund is calculated by dividing the Fund’s net assets by its Shares outstanding.
In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. In particular, each Fund generally values equity securities traded on any recognized U.S. or non-U.S. exchange at the last sale price or official closing price on the exchange or system on which they are principally traded. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).
Fair Value Pricing
The Adviser has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value is materially affected by events occurring after the close of the security’s primary trading market. The Board has appointed the Adviser as the Fund’s valuation designee to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. Accordingly, the Adviser has established procedures for its fair valuation of the Fund’s portfolio investments. Generally, when fair valuing a security held by the Fund, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to the security upon the sale of such security.
Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in Rule 12d1-4 under the 1940 Act, including that such investment companies enter into an agreement with the Fund. The relief from Section 12(d)(1), however, may not be available for investments in a Fund if the Fund invests significantly in other ETFs.
Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
Dividends and Distributions
Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. Each Fund will declare and pay capital gain distributions in cash, if any. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Taxes
The following discussion is a summary of certain important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws. This summary does not apply to Shares held in an IRA or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to Shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.
Each Fund has elected or intends to elect and intends to qualify each year for treatment as a RIC. If a Fund meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (APs only).
Taxes on Distributions
Each Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by such Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.
Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Dividends received by a Fund from an underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such underlying fund. Dividends received by the Fund from an ETF or underlying fund taxable as a RIC may be treated as qualified dividend income generally only to the extent so reported by such ETF or underlying fund.
The Funds’ investment strategies will significantly reduce or eliminate a Fund’s ability to make distributions eligible to be treated as qualified dividend income or for the dividends-received deduction.
Shortly after the close of each calendar year, you will be informed of the amount and character of any distributions received from a Fund.
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).
You may wish to avoid investing in a Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.
If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by a Fund will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. Gains from the sale or other disposition of Shares by non-U.S. shareholders generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if a tax treaty applies.
Each Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage (currently 24%) of the taxable distributions and sale proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that the shareholder is not subject to such withholding.
Taxes When Shares are Sold on the Exchange
Provided that a shareholder holds Shares as capital assets, any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. Any loss realized on a sale will be disallowed to the extent Shares of a Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the disposition of Shares. The ability to deduct capital losses may be limited.
The cost basis of Shares of a Fund acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Taxes on Purchases and Redemptions of Creation Units
An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The IRS may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an AP who does not mark-to-market its holdings), or on the basis that there has been no significant change in economic position. APs exchanging securities should consult their own tax advisor with respect to whether the wash sales rule applies and when a loss might be deductible.
Each Fund may include a payment of cash in addition to, or in place of, the delivery of a basket of securities upon the redemption of Creation Units. Such Fund may sell portfolio securities to obtain the cash needed to distribute redemption proceeds. This may cause such Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment in the proceeds paid upon the redemption of Creation Units.
Taxation of Complex Investments
Certain of a Fund’s investments may be subject to complex provisions of the Code that, among other things, may affect the Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without the Fund receiving cash with which to make distributions in amounts sufficient to enable the Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an ETF or underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to such ETF or underlying fund that also invests in such complex securities and investments.
If positions held by a Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury Regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of a Fund’s gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Net Investment Income Tax
U.S. individuals with income exceeding specified thresholds are subject to a 3.8% tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.
DISTRIBUTION
The Distributor, Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The Distributor distributes Creation Units for the Funds on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 190 Middle Street, Suite 301, Portland, Maine 04101.
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION
Information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV per Share is available, free of charge, on the Funds’ websites at www.aptusetfs.com.
ADDITIONAL NOTICES
Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the shares of a Fund. The Exchange is not responsible for, nor has it participated in the determination of, the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing, or trading of Shares.
Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.
The Adviser and the Funds make no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly.
FINANCIAL HIGHLIGHTS
Financial information is not available because the Funds had not commenced operations prior to the date of this Prospectus.

Aptus January Buffer ETF
Aptus April Buffer ETF
Aptus July Buffer ETF
Aptus October Buffer ETF

Adviser	Aptus Capital Advisors, LLC 314 Magnolia Avenue Fairhope, Alabama 36532	Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr., Suite 302 Milwaukee, Wisconsin 53212
Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202	Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1835 Market St., Suite 310 Philadelphia, Pennsylvania 19103	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004-2541
Investors may find more information about the Funds in the following documents:
Statement of Additional Information: The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI dated October 13, 2025, as supplemented from time to time, is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.
Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain free copies of these documents, request other information or make general inquiries about the Funds by calling 1-800-617-0004.
Shareholder reports and other information about the Funds are available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•Free of charge from the Funds’ Internet website at www.aptusetfs.com; or
•For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-22668)